John L. Reizian

Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103-1105

Telephone: (860) 466-1539

Facsimile:  (860) 466-1778

John.Reizian@LFG.com

VIA EDGAR

December 15, 2009

U. S. Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Room 8634; Mail Stop 8629

100 F Street N.E.

Washington, DC 20549

Re:                               Lincoln Life Flexible Premium Variable Life Account M

The Lincoln National Life Insurance Company

File No. 333-139960; 811-08557; CIK: 0001048607

Post-Effective Amendment No. 4

Lincoln VULONE2007

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  This filing has incorporated all the revisions you have suggested.  I would like to confirm the contract name on the front cover of the prospectus (Lincoln VULONE2007) is and will continue to be the same as the EDGAR class identifier.  I have provided a clean copy along with a blacklined copy for your convenience.  As stated previously, the purpose of the amendment is to revise certain numerical values that currently are expressed in the prospectus in a number of tables and examples of calculations.  These revisions are occasioned by a re-pricing of the insurance elements of the product and are more fully described below:

•                  The Surrender Charge for a Representative Insured shown in “Table I: Transaction Fees” has changed.

•                  The Cost of Insurance Charge shown for a Representative Insured shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has changed.

•                  The Fixed Account Asset Charge shown in “Table II: Periodic Charges Other Than Fund Operating Expenses” has been deleted.

•                  The Administrative Fee charge shown for a Representative Insured shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been changed.

•                  The Policy Loan Interest Charge shown in “Table II: Periodic Charges Other Than Fund Operating Expenses” has changed.

•                  The charge with respect to the Accelerated Benefit Up to Surrender Value shown in the “Interest on Accelerated Benefit Lien” section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has changed.

Accordingly, Lincoln, as Depositor, on behalf of the Registrant, and Lincoln Financial Distributors, Inc., as Principal Underwriter, acknowledge the following: should the Securities and Exchange Commission (the “Commission”) or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal Securities Laws of the United States.

Also, the required financial statements are being incorporated by reference.  Consent of independent registered public accounting firm and opinion of counsel are being submitted herewith.

Please contact me at (860) 466-1539, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel